T. ROWE PRICE Limited-Term Bond Portfolio
September 30, 2021 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 13.4%
Car Loan 6.5%
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class C
2.69%, 6/19/23  89 90
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  435 442
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  415 424
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  100 101
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  115 116
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  190 190
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  115 114
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  235 235
Ari Fleet Lease Trust
Series 2020-A, Class B
2.06%, 11/15/28 (1) 475 483
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class B
3.41%, 9/20/23 (1) 390 397
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class C
4.95%, 3/20/25 (1) 260 280
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class B
3.70%, 3/20/23 (1) 646 651
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1) 475 506
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 415 441
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 340 353
CarMax Auto Owner Trust
Series 2017-4, Class C
2.70%, 10/16/23  150 151
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  145 147
Enterprise Fleet Financing
Series 2019-1, Class A2
2.98%, 10/20/24 (1) 85 85
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 145 145
Par/Shares $ Value
(Amounts in 000s)
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class C
1.42%, 9/15/25  220 222
GM Financial Consumer Automobile
Receivables Trust
Series 2020-2, Class A3
1.49%, 12/16/24  210 212
GM Financial Consumer Automobile
Receivables Trust
Series 2020-4, Class C
1.05%, 5/18/26  105 105
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B
1.03%, 8/15/25 (1) 405 408
Hyundai Auto Receivables Trust
Series 2019-A, Class B
2.94%, 5/15/25  460 474
Hyundai Auto Receivables Trust
Series 2020-B, Class C
1.60%, 12/15/26  175 178
JPMorgan Chase Bank
Series 2021-2, Class D
1.138%, 12/26/28 (1) 250 250
Navistar Financial Dealer Note Master Trust
Series 2020-1, Class A, FRN
1M USD LIBOR + 0.95%, 1.036%,
7/25/25 (1) 220 221
Navistar Financial Dealer Note Master Trust
Series 2020-1, Class B, FRN
1M USD LIBOR + 1.35%, 1.436%,
7/25/25 (1) 230 232
Nissan Auto Receivables Owner Trust
Series 2020-A, Class A3
1.38%, 12/16/24  265 267
Santander Consumer Auto Receivables
Trust
Series 2020-BA, Class C
1.29%, 4/15/26 (1) 115 116
Santander Drive Auto Receivables Trust
Series 2020-3, Class B
0.69%, 3/17/25  335 336
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  185 186
Santander Retail Auto Lease Trust
Series 2019-C, Class D
2.88%, 6/20/24 (1) 525 537
Santander Retail Auto Lease Trust
Series 2020-A, Class D
2.52%, 11/20/24 (1) 435 446
Santander Retail Auto Lease Trust
Series 2021-A, Class C
1.14%, 3/20/26 (1) 430 429
Santander Retail Auto Lease Trust
Series 2021-B, Class D
1.41%, 11/20/25 (1) 185 186
Santander Retail Auto Lease Trust
Series 2021-C, Class C
1.11%, 3/20/26 (1) 155 155

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
World Omni Auto Receivables Trust
Series 2019-C, Class C
2.40%, 6/15/26  460 472
World Omni Auto Receivables Trust
Series 2020-A, Class C
1.64%, 8/17/26  295 299
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  140 140
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  160 161
11,383
Other Asset-Backed Securities 5.4%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 426 433
Ares LVII
Series 2020-57A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.445%,
10/25/31 (1) 255 255
Ares LVIII
Series 2020-58A, Class A, CLO, FRN
3M USD LIBOR + 1.22%, 1.346%,
1/15/33 (1) 250 250
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 0.934%,
1/20/28 (1) 481 481
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 150 156
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.10%, 1.188%,
7/15/33 (1) 290 290
CIFC Funding
Series 2020-3A, Class A1, CLO, FRN
3M USD LIBOR + 1.35%, 1.484%,
10/20/31 (1) 475 475
CNH Equipment Trust
Series 2018-A, Class B
3.47%, 10/15/25  275 279
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 1.234%,
7/17/34 (1) 250 250
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1) 276 280
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 89 91
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 379 387
Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.284%,
10/20/28 (1) 327 327
Par/Shares $ Value
(Amounts in 000s)
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 77 79
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 27 27
KKR
Series 29A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.326%,
1/15/32 (1) 250 250
Kubota Credit Owner Trust
Series 2020-1A, Class A3
1.96%, 3/15/24 (1) 230 234
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M USD LIBOR + 0.97%, 1.099%,
7/27/31 (1) 285 284
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 1.21%,
7/15/33 (1) 280 280
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.325%,
1/25/32 (1) 250 250
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 196 200
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 22 22
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 35 36
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 1.124%,
1/20/32 (1) 400 400
Neuberger Berman Loan Advisers
Series 2020-38A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.434%,
10/20/32 (1) 250 250
Neuberger Berman Loan Advisers
Series 2021-40A, Class A, CLO, FRN
3M USD LIBOR + 1.06%, 1.186%,
4/16/33 (1) 250 250
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M USD LIBOR + 1.55%, 1.666%,
7/15/30 (1) 315 314
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.304%,
10/17/29 (1) 704 704
Palmer Square
Series 2020-3A, Class A1A, CLO, FRN
3M USD LIBOR + 1.37%, 1.495%,
11/15/31 (1) 250 250
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1) 330 330

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Reese Park
Series 2020-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.32%, 1.446%,
10/15/32 (1) 255 255
Sierra Timeshare Receivables Funding
Series 2017-1A, Class A
2.91%, 3/20/34 (1) 46 46
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 122 126
Symphony XXIII
Series 2020-23A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.446%,
1/15/34 (1) 415 416
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.214%,
4/20/33 (1) 250 250
Volvo Financial Equipment
Series 2018-1A, Class B
2.91%, 1/17/23 (1) 315 316
9,523
Student Loan 1.5%
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 130 136
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 122 124
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 77 78
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 211 212
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 100 100
Navient Private Education Refi Loan Trust
Series 2021-BA, Class A
0.94%, 7/15/69 (1) 195 194
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A
0.97%, 12/16/69 (1) 118 118
Navient Student Loan Trust
Series 2019-2A, Class A1, FRN
1M USD LIBOR + 0.27%, 0.356%,
2/27/68 (1) 12 12
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
3M USD LIBOR + 0.18%, 0.305%, 3/22/32  433 420
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 0.826%,
3/26/68 (1) 210 211
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 445 443
SLM Student Loan Trust
Series 2010-1, Class A, FRN
1M USD LIBOR + 0.40%, 0.486%, 3/25/25  491 484
Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2015-A, Class A2B, FRN
1M USD LIBOR + 1.00%, 1.084%,
6/15/27 (1) 30 30
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 174 176
2,738
Total Asset-Backed Securities
(Cost $23,435) 23,644
CORPORATE BONDS 47.5%
FINANCIAL INSTITUTIONS 17.3%
Banking 12.4%
Banco Bilbao Vizcaya Argentaria, 0.875%,
9/18/23  400 402
Banco Santander, VR, 0.701%, 6/30/24 (2) 400 401
Bank of America, 2.503%, 10/21/22  175 175
Bank of America, FRN, 3M USD LIBOR +
1.16%, 1.294%, 1/20/23  400 401
Bank of America, VR, 0.81%, 10/24/24 (2) 135 136
Bank of America, VR, 0.976%, 4/22/25 (2) 255 256
Bank of America, VR, 1.734%, 7/22/27 (2) 190 191
Bank of Ireland Group, 4.50%, 11/25/23 (1) 670 718
Banque Federative du Credit Mutuel,
0.65%, 2/27/24 (1) 235 234
Banque Federative du Credit Mutuel,
0.998%, 2/4/25 (1) 280 280
Banque Federative du Credit Mutuel,
2.125%, 11/21/22 (1) 320 326
Barclays, VR, 4.338%, 5/16/24 (2) 200 211
BDO Unibank, 2.95%, 3/6/23  1,200 1,239
BPCE, 5.70%, 10/22/23 (1) 610 668
BPCE, FRN, 3M USD LIBOR + 1.22%,
1.351%, 5/22/22 (1) 400 403
Capital One Financial, 3.20%, 1/30/23  195 202
Capital One Financial, 3.50%, 6/15/23  140 147
Capital One Financial, 3.90%, 1/29/24  145 155
Citigroup, 2.90%, 12/8/21  400 401
Citigroup, VR, 0.981%, 5/1/25 (2) 200 201
Citigroup, VR, 2.312%, 11/4/22 (2) 330 330
Citigroup, VR, 3.106%, 4/8/26 (2) 240 255
Cooperatieve Rabobank, 3.95%, 11/9/22  540 560
Credicorp, 2.75%, 6/17/25 (1) 200 205
Credit Agricole, FRN, 3M USD LIBOR +
1.02%, 1.145%, 4/24/23 (1) 470 476
Credit Suisse, 1.00%, 5/5/23  635 641
Credit Suisse Group, VR, 2.997%,
12/14/23 (1)(2) 250 257
Danske Bank, 1.226%, 6/22/24 (1) 200 202
Danske Bank, 5.00%, 1/12/22 (1) 385 390
Deutsche Bank, 4.25%, 10/14/21  525 525
First Niagara Financial Group, 7.25%,
12/15/21  145 147
Goldman Sachs Group, 3.50%, 4/1/25  250 268
Goldman Sachs Group, FRN, 3M USD
LIBOR + 0.78%, 0.909%, 10/31/22  300 300

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Goldman Sachs Group, VR, 0.673%,
3/8/24 (2) 280 280
HSBC Holdings, VR, 2.099%, 6/4/26 (2) 375 383
ING Groep, FRN, 3M USD LIBOR + 1.15%,
1.282%, 3/29/22  275 277
JPMorgan Chase, FRN, SOFRRATE +
0.885%, 0.935%, 4/22/27  75 76
JPMorgan Chase, VR, 0.824%, 6/1/25 (2) 225 224
JPMorgan Chase, VR, 2.083%, 4/22/26 (2) 460 472
Lloyds Banking Group, VR, 1.326%,
6/15/23 (2) 200 201
Mitsubishi UFJ Financial Group, VR,
0.953%, 7/19/25 (2) 400 399
Mizuho Financial Group Cayman 2, 4.20%,
7/18/22  390 401
Morgan Stanley, 4.875%, 11/1/22  110 115
Morgan Stanley, VR, 0.529%, 1/25/24 (2) 125 125
Morgan Stanley, VR, 0.56%, 11/10/23 (2) 295 295
Morgan Stanley, VR, 0.731%, 4/5/24 (2) 235 236
Nationwide Building Society, VR, 3.622%,
4/26/23 (1)(2) 200 204
NatWest Group, 3.875%, 9/12/23  380 402
NatWest Markets, 2.375%, 5/21/23 (1) 465 479
PNC Bank, 2.95%, 1/30/23  425 439
Standard Chartered, 3.95%, 1/11/23 (1) 400 414
Standard Chartered, FRN, 3M USD LIBOR
+ 1.15%, 1.284%, 1/20/23 (1) 365 366
Standard Chartered, VR, 1.319%,
10/14/23 (1)(2) 200 201
Svenska Handelsbanken, VR, 1.418%,
6/11/27 (1)(2) 250 248
Swedbank, 1.30%, 6/2/23 (1) 365 370
Synchrony Financial, 2.85%, 7/25/22  897 913
Synchrony Financial, 4.25%, 8/15/24  485 524
Toronto-Dominion Bank, 0.70%, 9/10/24  350 348
Truist Financial, FRN, SOFRRATE + 0.40%,
0.45%, 6/9/25  165 165
UBS, 0.70%, 8/9/24 (1) 205 204
UBS Group, FRN, 3M USD LIBOR + 1.22%,
1.351%, 5/23/23 (1) 340 342
UBS Group, VR, 1.494%, 8/10/27 (1)(2) 200 198
UniCredit, 3.75%, 4/12/22 (1) 400 406
Wells Fargo, VR, 1.654%, 6/2/24 (2) 215 219
Wells Fargo, VR, 2.188%, 4/30/26 (2) 205 212
21,841
Brokerage Asset Managers
Exchanges 0.2%
LSEGA Financing, 0.65%, 4/6/24 (1) 320 319
319
Finance Companies 2.3%
AerCap Ireland Capital, 3.95%, 2/1/22  455 459
AerCap Ireland Capital, 4.125%, 7/3/23  205 216
AerCap Ireland Capital, 4.45%, 12/16/21  380 382
AerCap Ireland Capital, 4.50%, 9/15/23  250 266
AerCap Ireland Capital, 4.875%, 1/16/24  150 162
Air Lease, 2.25%, 1/15/23  205 209
Air Lease, 3.50%, 1/15/22  155 156
Avolon Holdings Funding, 2.875%,
2/15/25 (1) 250 256
Par/Shares $ Value
(Amounts in 000s)
Avolon Holdings Funding, 3.625%,
5/1/22 (1) 385 391
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 75 80
Avolon Holdings Funding, 5.125%,
10/1/23 (1) 325 349
GATX, 3.90%, 3/30/23  200 209
GATX, 4.35%, 2/15/24  140 151
Park Aerospace Holdings, 4.50%,
3/15/23 (1) 35 37
Park Aerospace Holdings, 5.25%,
8/15/22 (1) 215 223
SMBC Aviation Capital Finance, 3.55%,
4/15/24 (1) 235 249
SMBC Aviation Capital Finance, 4.125%,
7/15/23 (1) 200 211
4,006
Financial Other 0.1%
LeasePlan, 2.875%, 10/24/24 (1) 200 209
209
Insurance 1.9%
Aetna, 2.80%, 6/15/23  115 119
AIG Global Funding, 2.30%, 7/1/22 (1) 180 183
American International Group, 2.50%,
6/30/25  330 344
Brighthouse Financial Global Funding,
0.60%, 6/28/23 (1) 545 544
Brighthouse Financial Global Funding,
1.00%, 4/12/24 (1) 200 201
CNO Global Funding, 1.75%, 10/7/26 (1) 205 205
Equitable Financial Life Global Funding,
0.80%, 8/12/24 (1) 255 255
Health Care Service Corp A Mutual Legal
Reserve, 1.50%, 6/1/25 (1) 325 328
Humana, 0.65%, 8/3/23  135 135
Humana, 1.35%, 2/3/27  90 89
Humana, 2.90%, 12/15/22  45 46
Humana, 3.15%, 12/1/22  85 87
Humana, 3.85%, 10/1/24  180 194
Humana, 4.50%, 4/1/25  145 161
Lincoln National, 4.00%, 9/1/23  75 80
Marsh & McLennan, 3.875%, 3/15/24  205 220
Principal Life Global Funding II, 0.75%,
4/12/24 (1) 165 165
3,356
Real Estate Investment Trusts 0.4%
American Campus Communities Operating
Partnership, 3.75%, 4/15/23  250 261
Highwoods Realty, 3.625%, 1/15/23  145 149
Public Storage, FRN, SOFRRATE + 0.47%,
0.52%, 4/23/24  115 115
Simon Property Group, 3.375%, 10/1/24  235 251
776
Total Financial Institutions 30,507
INDUSTRIAL 26.7%
Basic Industry 1.0%
ArcelorMittal, 3.60%, 7/16/24  100 106
Celulosa Arauco y Constitucion, 4.50%,
8/1/24  200 217

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
LYB International Finance III, 1.25%,
10/1/25  180 180
Nucor, 2.00%, 6/1/25  80 82
POSCO, 2.375%, 11/12/22 (1) 1,175 1,197
Westlake Chemical, 0.875%, 8/15/24  45 45
1,827
Capital Goods 1.3%
Amphenol, 2.05%, 3/1/25  220 227
Boral Finance, 3.00%, 11/1/22 (1) 40 41
Carrier Global, 2.242%, 2/15/25  455 472
CNH Industrial Capital, 3.875%, 10/15/21  275 275
General Electric, 3.45%, 5/15/24  135 144
Martin Marietta Materials, 0.65%, 7/15/23  195 195
Republic Services, 2.50%, 8/15/24  200 209
Roper Technologies, 2.35%, 9/15/24  90 94
Roper Technologies, 3.65%, 9/15/23  75 80
Yongda Investment, 2.25%, 6/16/25  600 603
2,340
Communications 2.8%
America Movil, 3.125%, 7/16/22  420 429
CC Holdings, 3.849%, 4/15/23  485 509
Charter Communications Operating,
4.464%, 7/23/22  880 902
Charter Communications Operating,
4.908%, 7/23/25  530 596
Cox Communications, 3.15%, 8/15/24 (1) 205 217
Crown Castle International, 1.05%, 7/15/26  255 249
Crown Castle Towers, 3.72%, 7/15/23 (1) 155 159
NTT Finance, 0.373%, 3/3/23 (1) 275 275
NTT Finance, 0.583%, 3/1/24 (1) 200 200
SBA Tower Trust, 1.631%, 11/15/26 (1) 115 115
SBA Tower Trust, 1.884%, 1/15/26 (1) 85 86
SBA Tower Trust, 2.836%, 1/15/25 (1) 255 265
SBA Tower Trust, 3.448%, 3/15/23 (1) 250 253
T-Mobile USA, 2.25%, 2/15/26  195 197
T-Mobile USA, 3.50%, 4/15/25  175 188
Verizon Communications, 1.45%, 3/20/26  270 272
4,912
Consumer Cyclical 5.4%
7-Eleven, 0.625%, 2/10/23 (1) 85 85
7-Eleven, 0.80%, 2/10/24 (1) 135 135
7-Eleven, FRN, 3M USD LIBOR + 0.45%,
0.578%, 8/10/22 (1) 37 37
AutoZone, 3.625%, 4/15/25  120 130
Daimler Finance North America, 1.75%,
3/10/23 (1) 435 443
Expedia Group, 3.60%, 12/15/23  305 322
Ford Motor Credit, 3.813%, 10/12/21  320 320
General Motors, 4.875%, 10/2/23  180 194
General Motors, 5.40%, 10/2/23  450 491
General Motors Financial, 2.90%, 2/26/25  485 508
Harley-Davidson Financial Services, 2.55%,
6/9/22 (1) 95 96
Harley-Davidson Financial Services, 4.05%,
2/4/22 (1) 330 334
Hyatt Hotels, 1.30%, 10/1/23  140 140
Hyundai Capital America, 0.80%, 1/8/24 (1) 160 159
Hyundai Capital America, 0.875%,
6/14/24 (1) 80 80
Par/Shares $ Value
(Amounts in 000s)
Hyundai Capital America, 1.00%,
9/17/24 (1) 110 110
Hyundai Capital America, 2.375%,
2/10/23 (1) 470 480
Hyundai Capital America, 2.85%,
11/1/22 (1) 131 134
Hyundai Capital America, 3.00%,
6/20/22 (1) 270 275
Hyundai Capital America, 3.95%, 2/1/22 (1) 335 339
Marriott International, 2.125%, 10/3/22  170 172
Marriott International, 2.30%, 1/15/22  20 20
Marriott International, 3.125%, 2/15/23  80 82
Marriott International, 3.60%, 4/15/24  405 431
Nissan Motor, 3.043%, 9/15/23 (1) 465 484
Nissan Motor Acceptance, 2.60%,
9/28/22 (1) 415 423
Nissan Motor Acceptance, 2.65%,
7/13/22 (1) 130 132
Nordstrom, 2.30%, 4/8/24  35 35
O'Reilly Automotive, 3.80%, 9/1/22  115 118
QVC, 4.375%, 3/15/23  850 886
Ralph Lauren, 1.70%, 6/15/22  50 50
Ross Stores, 0.875%, 4/15/26  115 113
Ross Stores, 4.60%, 4/15/25  550 613
Stellantis Finance U.S., 1.711%, 1/29/27 (1) 200 199
Volkswagen Group of America Finance,
2.70%, 9/26/22 (1) 415 424
Volkswagen Group of America Finance,
2.90%, 5/13/22 (1) 215 218
Volkswagen Group of America Finance,
3.125%, 5/12/23 (1) 200 208
9,420
Consumer Non-Cyclical 6.9%
AbbVie, 2.60%, 11/21/24  715 751
AbbVie, 3.20%, 11/6/22  45 46
AbbVie, 3.25%, 10/1/22  240 245
AbbVie, 3.45%, 3/15/22  260 263
AmerisourceBergen, 0.737%, 3/15/23  440 440
Astrazeneca Finance, 0.70%, 5/28/24  230 230
Astrazeneca Finance, 1.20%, 5/28/26  320 319
BAT International Finance, 1.668%, 3/25/26  225 224
Baxalta, 3.60%, 6/23/22  190 193
Bayer U.S. Finance II, 3.875%, 12/15/23 (1) 250 266
Becton Dickinson & Company, 3.363%,
6/6/24  141 150
Becton Dickinson & Company, 3.734%,
12/15/24  15 16
Bristol-Myers Squibb, 3.25%, 2/20/23  48 50
Brunswick, 0.85%, 8/18/24  290 290
Bunge Finance, 3.00%, 9/25/22  955 978
Bunge Finance, 4.35%, 3/15/24  30 32
Cardinal Health, 3.079%, 6/15/24  180 190
Cardinal Health, 3.20%, 3/15/23  185 192
Cardinal Health, 3.50%, 11/15/24  215 230
China Mengniu Dairy, 1.875%, 6/17/25  650 652
Cigna, 3.00%, 7/15/23  180 188
Cigna, 3.75%, 7/15/23  104 110
CK Hutchison International II, 2.75%,
3/29/23  950 980

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Coca-Cola Europacific Partners, 0.80%,
5/3/24 (1) 480 478
CommonSpirit Health, 1.547%, 10/1/25  170 171
EMD Finance, 2.95%, 3/19/22 (1) 110 111
Hasbro, 3.00%, 11/19/24  325 344
Imperial Brands Finance, 3.125%,
7/26/24 (1) 280 294
Imperial Brands Finance, 3.50%,
2/11/23 (1) 600 618
Imperial Brands Finance, 3.75%,
7/21/22 (1) 860 877
JDE Peet's, 0.80%, 9/24/24 (1) 150 149
PeaceHealth Obligated Group, Series 2020,
1.375%, 11/15/25  50 50
PerkinElmer, 0.55%, 9/15/23  165 165
PerkinElmer, 0.85%, 9/15/24  315 315
Perrigo Finance Unlimited, 3.90%, 12/15/24  905 956
Royalty Pharma, 0.75%, 9/2/23  215 215
Shire Acquisitions Investments Ireland,
2.875%, 9/23/23  425 443
12,221
Energy 5.4%
Aker BP, 3.00%, 1/15/25 (1) 360 379
BP Capital Markets America, 2.937%,
4/6/23  170 176
Canadian Natural Resources, 2.05%,
7/15/25  335 343
Cheniere Corpus Christi Holdings, 5.875%,
3/31/25  325 367
Cheniere Corpus Christi Holdings, 7.00%,
6/30/24  465 525
Diamondback Energy, 2.875%, 12/1/24  695 730
Diamondback Energy, 4.75%, 5/31/25  205 229
Enbridge, 2.50%, 1/15/25  230 239
Energy Transfer, 2.90%, 5/15/25  65 68
Energy Transfer, 3.45%, 1/15/23  30 31
Energy Transfer, 4.25%, 3/15/23  310 322
Energy Transfer, 4.25%, 4/1/24  15 16
Energy Transfer, 5.875%, 1/15/24  610 668
Energy Transfer, Series 5Y, 4.20%, 9/15/23  65 69
Eni, Series X-R, 4.00%, 9/12/23 (1) 470 499
EOG Resources, 2.625%, 3/15/23  74 76
EQT, 3.00%, 10/1/22  555 562
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 50 51
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 105 107
Kinder Morgan Energy Partners, 3.95%,
9/1/22  30 31
Pioneer Natural Resources, 0.55%, 5/15/23  140 140
Pioneer Natural Resources, 0.75%, 1/15/24  155 155
Plains All American Pipeline, 2.85%,
1/31/23  305 312
Sabine Pass Liquefaction, 5.625%, 4/15/23  320 340
Sabine Pass Liquefaction, 6.25%, 3/15/22  600 607
Schlumberger Finance Canada, 1.40%,
9/17/25  80 81
Schlumberger Holdings, 3.75%, 5/1/24 (1) 340 363
Schlumberger Holdings, 4.00%,
12/21/25 (1) 95 105
Suncor Energy, 2.80%, 5/15/23  155 160
Par/Shares $ Value
(Amounts in 000s)
Valero Energy, 1.20%, 3/15/24  195 197
Valero Energy, 2.70%, 4/15/23  355 366
Valero Energy, 3.65%, 3/15/25  55 59
Western Midstream Operating, 4.00%,
7/1/22  465 470
Williams, 3.35%, 8/15/22  55 56
Williams, 3.70%, 1/15/23  570 588
Williams, 4.30%, 3/4/24  75 80
9,567
Technology 2.9%
Analog Devices, FRN, SOFRRATE + 0.25%,
0.30%, 10/1/24  70 70
Avnet, 4.875%, 12/1/22  75 78
CDW, 5.50%, 12/1/24  75 83
Fidelity National Information Services,
0.375%, 3/1/23  275 275
Fidelity National Information Services,
0.60%, 3/1/24  130 130
Fortinet, 1.00%, 3/15/26  160 158
Global Payments, 2.65%, 2/15/25  195 204
IHS Markit, 3.625%, 5/1/24  150 159
Microchip Technology, 0.972%, 2/15/24 (1) 300 300
Microchip Technology, 0.983%, 9/1/24 (1) 220 220
Microchip Technology, 2.67%, 9/1/23  250 259
Micron Technology, 2.497%, 4/24/23  635 654
Micron Technology, 4.64%, 2/6/24  165 179
NXP, 2.70%, 5/1/25 (1) 45 47
NXP, 3.875%, 9/1/22 (1) 440 453
NXP, 4.625%, 6/1/23 (1) 430 457
Oracle, 2.40%, 9/15/23  305 315
Panasonic, 2.536%, 7/19/22 (1) 275 279
RELX Capital, 3.50%, 3/16/23  160 167
Skyworks Solutions, 0.90%, 6/1/23  70 70
VMware, 0.60%, 8/15/23  165 165
Western Union, 2.85%, 1/10/25  295 309
5,031
Transportation 1.0%
American Airlines PTT, Series 2017-2, Class
B, 3.70%, 10/15/25  387 374
HPHT Finance, 2.875%, 11/5/24  400 419
Penske Truck Leasing, 2.70%, 3/14/23 (1) 45 46
Penske Truck Leasing, 4.25%, 1/17/23 (1) 70 73
Sydney Airport Finance, 3.90%, 3/22/23 (1) 250 261
Triton Container International, 0.80%,
8/1/23 (1) 325 325
United Airlines PTT, Series 2019-2, Class B,
3.50%, 5/1/28  233 230
1,728
Total Industrial 47,046
UTILITY 3.5%
Electric 3.4%
AES, 3.30%, 7/15/25 (1) 190 202
Alexander Funding Trust, 1.841%,
11/15/23 (1) 225 228
Edison International, 2.95%, 3/15/23  110 113
Edison International, 3.125%, 11/15/22  170 174
Enel Finance International, 1.375%,
7/12/26 (1) 265 263

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Enel Finance International, 2.65%,
9/10/24 (1) 405 425
FirstEnergy, Series A, 3.35%, 7/15/22  235 237
NRG Energy, 3.75%, 6/15/24 (1) 155 165
Pacific Gas & Electric, 1.75%, 6/16/22  1,150 1,149
Pacific Gas & Electric, 3.50%, 6/15/25  220 229
Pacific Gas & Electric, FRN, 3M USD LIBOR
+ 1.375%, 1.50%, 11/15/21  500 500
San Diego Gas & Electric, Series PPP,
1.914%, 2/1/22  19 19
Sinosing Services Pte, 2.25%, 2/20/25  1,400 1,420
Vistra Operations, 3.55%, 7/15/24 (1) 830 873
5,997
Natural Gas 0.1%
APT Pipelines, 4.20%, 3/23/25 (1) 150 164
164
Total Utility 6,161
Total Corporate Bonds
(Cost $82,350) 83,714
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.6%
Owned No Guarantee 1.6%
DAE Funding, 1.55%, 8/1/24 (1) 200 198
DAE Funding, 5.25%, 11/15/21 (1) 950 951
NBN, 1.45%, 5/5/26 (1) 405 403
Saudi Arabian Oil, 2.75%, 4/16/22 (1) 1,155 1,170
Total Foreign Government Obligations &
Municipalities
(Cost $2,707) 2,722
MUNICIPAL SECURITIES 0.8%
Connecticut 0.1%
Connecticut, Series A, GO, 1.998%, 7/1/24  95 98
Connecticut, Series A, GO, 2.00%, 7/1/23  35 36
Connecticut, Series A, GO, 2.098%, 7/1/25  60 63
197
Florida 0.2%
State Board of Administration Fin., Series A,
1.258%, 7/1/25  375 379
379
Illinois 0.3%
Chicago Transit Auth. Sales Tax Receipts
Fund, Series B, 1.708%, 12/1/22  10 10
Chicago Transit Auth. Sales Tax Receipts
Fund, Series B, 1.838%, 12/1/23  10 10
Chicago Transit Auth. Sales Tax Receipts
Fund, Series B, 2.064%, 12/1/24  25 26
Illinois, Series A, GO, 2.25%, 10/1/22  415 418
464
New York 0.1%
Long Island Power Auth., Series C, 0.764%,
3/1/23  85 85
85
Par/Shares $ Value
(Amounts in 000s)
Texas 0.1%
Dallas Fort Worth Int'l Airport, Series C,
1.329%, 11/1/25  55 56
Houston Airport System Revenue, Series C,
0.883%, 7/1/22  20 20
Houston Airport System Revenue, Series C,
1.054%, 7/1/23  35 35
Houston Airport System Revenue, Series C,
1.272%, 7/1/24  110 112
223
Total Municipal Securities
(Cost $1,330) 1,348
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 16.6%
Collateralized Mortgage
Obligations 9.8%
Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65 (1) 57 57
Angel Oak Mortgage Trust
Series 2020-3, Class A3, CMO, ARM
2.872%, 4/25/65 (1) 59 60
Angel Oak Mortgage Trust
Series 2020-5, Class A2, CMO, ARM
1.579%, 5/25/65 (1) 92 92
Angel Oak Mortgage Trust
Series 2020-6, Class A1, CMO, ARM
1.261%, 5/25/65 (1) 112 113
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 268 266
Angel Oak Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
1.115%, 1/25/66 (1) 76 76
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 208 208
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66 (1) 151 151
Angel Oak Mortgage Trust
Series 2021-4, Class M1, CMO, ARM
2.29%, 1/20/65 (1) 100 99
Angel Oak Mortgage Trust I
Series 2019-2, Class M1, CMO, ARM
4.065%, 3/25/49 (1) 400 405
Bayview MSR Opportunity Master Fund
Trust
Series 2021-2, Class A5, CMO, ARM
2.50%, 6/25/51 (1) 249 255
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (1) 136 139
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50 (1) 113 114

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
CIM Trust
Series 2021-INV1, Class A8, CMO, ARM
2.50%, 7/1/51 (1) 118 120
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A1, CMO, ARM
2.72%, 7/25/49 (1) 195 197
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 91 92
COLT  Mortgage Loan Trust
Series 2021-1, Class A2, CMO, ARM
1.167%, 6/25/66 (1) 159 159
COLT Mortgage Loan Trust
Series 2021-3, Class A3, CMO, ARM
1.419%, 9/27/66 (1) 119 119
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 1.436%, 9/25/29  339 341
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.286%, 1/25/30  344 335
Deephaven Residential Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
0.973%, 5/25/65 (1) 76 76
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 93 93
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 93 93
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1) 182 185
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 44 45
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66 (1) 71 71
Ellington Financial Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.106%, 2/25/66 (1) 71 71
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.931%, 6/25/66 (1) 328 328
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66 (1) 96 96
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 0.936%,
3/25/50 (1) 227 227
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51 (1) 252 258
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.632%, 12/25/46 (1) 137 138
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.844%, 5/25/47 (1) 46 47
Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 110 111
Galton Funding Mortgage Trust
Series 2019-1, Class A21, CMO, ARM
4.50%, 2/25/59 (1) 45 46
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 69 70
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 230 231
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (1) 89 91
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 380 380
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
1.657%, 7/25/44 (1) 8 8
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A6, CMO, ARM
2.50%, 2/25/52 (1) 262 267
GS Mortgage-Backed Securities Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.017%, 7/25/61 (1) 119 119
GS Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A8, CMO, ARM
2.50%, 10/25/51 (1) 345 352
Hundred Acre Wood Trust
Series 2021-INV1, Class A9, CMO, ARM
2.50%, 7/25/51 (1) 236 242
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 148 148
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 190 195
Mello Mortgage Capital Acceptance
Series 2021-INV3, Class A4, CMO, ARM
2.50%, 10/25/51 (1) 200 204
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 129 128
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 100 100
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1) 13 13
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, CMO, ARM
2.50%, 6/25/51 (1) 164 167
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A1, CMO, ARM
0.943%, 7/25/55 (1) 186 186
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 466 465

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
NLT Trust
Series 2021-INV2, Class A3, CMO, ARM
1.52%, 8/25/56 (1) 124 124
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M USD LIBOR + 1.20%, 1.286%,
6/25/59 (1) 70 70
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M USD LIBOR + 0.95%, 1.036%,
2/25/60 (1) 77 76
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1) 190 193
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 50 51
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 108 111
OBX Trust
Series 2021-J1, Class A4, CMO, ARM
2.50%, 5/25/51 (1) 257 261
OBX Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.072%, 2/25/66 (1) 236 235
OBX Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.054%, 7/25/61 (1) 133 133
PSMC Trust
Series 2021-1, Class A11, CMO, ARM
2.50%, 3/25/51 (1) 400 408
PSMC Trust
Series 2021-2, Class A3, CMO, ARM
2.50%, 5/25/51 (1) 288 293
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 71 71
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 38 38
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1) 55 55
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65 (1) 84 84
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1) 35 35
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 236 238
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 139 138
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 440 440
Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 1.286%, 10/25/29  120 120
Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.836%, 3/25/30  144 145
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 0.886%,
12/25/30 (1) 161 161
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M2AS, CMO,
ARM
1M USD LIBOR + 0.95%, 1.036%,
12/25/30 (1) 275 275
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.836%,
9/25/48 (1) 1 1
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M2AS, CMO,
ARM
1M USD LIBOR + 0.90%, 0.986%,
9/25/48 (1) 455 456
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.836%,
10/25/48 (1) 58 59
Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 1.336%,
2/25/47 (1) 330 330
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M1, CMO, ARM
SOFR30A + 0.90%, 0.95%, 12/25/50 (1) 36 36
Structured Agency Credit Risk Debt Notes
Series 2020-HQA5, Class M1, CMO, ARM
SOFR30A + 1.10%, 1.15%, 11/25/50 (1) 25 25
Structured Agency Credit Risk Debt Notes
Series 2021-DNA1, Class M1, CMO, ARM
SOFR30A + 0.65%, 0.70%, 1/25/51 (1) 56 56
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M1, CMO, ARM
SOFR30A + 0.80%, 0.85%, 8/25/33 (1) 180 181
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 1.70%, 1/25/34 (1) 110 111
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M1, CMO, ARM
SOFR30A + 0.70%, 0.75%, 8/25/33 (1) 61 61
Structured Agency Credit Risk Debt Notes
Series 2021-HQA3, Class M1, CMO, ARM
SOFR30A + 0.85%, 0.90%, 9/25/41 (1) 170 170
Toorak Mortgage
Series 2021-INV1, Class A2, CMO, ARM
1.409%, 7/25/56 (1) 96 96
Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1) 3 3

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1) 51 51
Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1) 31 31
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 171 173
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1) 109 110
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 134 137
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 80 82
Verus Securitization Trust
Series 2019-4, Class A3, CMO, STEP
3.00%, 11/25/59 (1) 502 508
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 436 442
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 423 427
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65 (1) 64 64
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 78 78
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 104 103
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 74 74
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 130 130
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM
1.373%, 9/25/66 (1) 130 130
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 62 62
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 150 150
Wells Fargo Mortgage Backed Securities
Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50 (1) 331 337
ZH Trust
Series 2021-1, Class A, CMO
2.253%, 2/18/27 (1) 155 155
17,233
Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage-Backed
Securities 6.7%
Arbor Realty Commercial Real Estate Notes
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.07%, 1.155%,
8/15/34 (1) 270 270
BAMLL Commercial Mortgage Securities
Trust
Series 2021-JACX, Class C, ARM
1M USD LIBOR + 2.00%, 2.10%,
9/15/38 (1) 190 190
Banc of America Commercial Mortgage
Trust
Series 2017-BNK3, Class A1
1.957%, 2/15/50  18 18
BCP Trust
Series 2021-330N, Class A, ARM
1M USD LIBOR + 0.799%, 0.883%,
6/15/38 (1) 120 119
BPR Trust
Series 2021-TY, Class B, ARM
1M USD LIBOR + 1.15%, 1.25%,
9/25/38 (1) 200 200
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M USD LIBOR + 1.90%, 1.984%,
8/15/38 (1) 85 85
BX Commercial Mortgage Trust
Series 2019-XL, Class A, ARM
1M USD LIBOR + 0.92%, 1.004%,
10/15/36 (1) 119 120
BX Commercial Mortgage Trust
Series 2021-SOAR, Class D, ARM
1M USD LIBOR + 1.40%, 1.484%,
6/15/38 (1) 145 145
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.635%, 5/10/35 (1) 205 212
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.635%, 5/10/35 (1) 150 153
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 1.384%,
11/15/37 (1) 256 256
Commercial Mortgage Trust
Series 2014-CR19, Class AM
4.08%, 8/10/47  210 226
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.86%, 8/10/47 (1) 250 249
Commercial Mortgage Trust
Series 2014-UBS2, Class A5
3.961%, 3/10/47  280 299
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  440 471
Commercial Mortgage Trust
Series 2015-CR22, Class B, ARM
3.926%, 3/10/48  100 107

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage Trust
Series 2020-CBM, Class D, ARM
3.754%, 2/10/37 (1) 340 344
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (1) 115 118
Extended Stay America Trust
Series 2021-ESH, Class C, ARM
1M USD LIBOR + 1.70%, 1.784%,
7/15/38 (1) 194 195
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36 (1) 895 940
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, ARM
1M USD LIBOR + 0.80%, 0.884%,
2/15/38 (1) 140 140
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 1.118%,
12/15/36 (1) 325 325
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 1.717%,
12/15/36 (1) 390 389
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M USD LIBOR + 1.60%, 1.684%,
5/15/26 (1) 160 160
InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.95%, 1.034%,
1/15/33 (1) 175 175
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C, ARM
1M USD LIBOR + 1.50%, 1.584%,
1/15/33 (1) 145 145
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.60%, 1.684%,
9/15/29 (1) 355 353
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class B, ARM
1M USD LIBOR + 1.77%, 1.854%,
10/15/33 (1) 255 255
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class C, ARM
1M USD LIBOR + 2.17%, 2.254%,
10/15/33 (1) 210 210
KIND Trust
Series 2021-KIND, Class C, ARM
1M USD LIBOR + 1.75%, 1.834%,
8/15/38 (1) 245 245
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C, ARM
1M USD LIBOR + 1.00%, 1.084%,
12/15/37 (1) 250 250
Par/Shares $ Value
(Amounts in 000s)
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class D, ARM
1M USD LIBOR + 1.25%, 1.334%,
12/15/37 (1) 100 100
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50 (1) 145 158
Merit
Series 2020-HILL, Class B, ARM
1M USD LIBOR + 1.40%, 1.484%,
8/15/37 (1) 193 194
Merit
Series 2020-HILL, Class C, ARM
1M USD LIBOR + 1.70%, 1.784%,
8/15/37 (1) 94 94
Merit
Series 2020-HILL, Class D, ARM
1M USD LIBOR + 2.35%, 2.434%,
8/15/37 (1) 123 123
MF1
Series 2021-FL7, Class A, ARM
1M USD LIBOR + 1.08%, 1.175%,
10/18/36 (1) 195 195
MHC Trust
Series 2021-MHC2, Class B, ARM
1M USD LIBOR + 1.10%, 1.184%,
5/15/23 (1) 150 150
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 340 362
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.283%, 11/10/36 (1) 710 707
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M USD LIBOR + 1.80%, 3.30%,
12/15/36 (1) 130 130
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M USD LIBOR + 0.95%, 1.034%,
3/15/36 (1) 315 315
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M USD LIBOR + 1.10%, 1.184%,
3/15/36 (1) 170 170
Shelter Growth CRE Issuer
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.08%, 1.175%,
9/15/36 (1) 150 150
SLIDE
Series 2018-FUN, Class D, ARM
1M USD LIBOR + 2.10%, 2.184%,
6/15/31 (1) 535 529
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  181 184
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57  435 470

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  440 470
11,865
Residential Mortgage 0.1%
MetLife Securitization Trust
Series 2017-1A, Class A, ARM
3.00%, 4/25/55 (1) 176 181
181
Total Non-U.S. Government Mortgage-
Backed Securities
(Cost $29,252) 29,279
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.5%
U.S. Government Agency
Obligations 2.6%
Federal Home Loan Mortgage
3.50%, 3/1/46  123 135
5.00%, 12/1/23 - 7/1/25  19 19
5.50%, 4/1/23 - 10/1/38  8 9
6.00%, 10/1/21 - 9/1/35  88 102
7.00%, 3/1/39  78 90
7.50%, 6/1/38  80 91
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.591%, 1.841%, 9/1/35  1 2
12M USD LIBOR + 1.625%, 1.875%, 6/1/38
- 7/1/38  31 32
12M USD LIBOR + 1.625%, 1.922%, 4/1/37  9 9
12M USD LIBOR + 1.726%, 1.976%, 7/1/35  3 3
12M USD LIBOR + 1.733%, 2.027%,
10/1/36  8 9
12M USD LIBOR + 1.748%, 2.064%, 5/1/38  7 7
12M USD LIBOR + 1.75%, 2.125%, 2/1/35  3 3
12M USD LIBOR + 1.775%, 2.025%, 5/1/37  3 3
12M USD LIBOR + 1.829%, 2.203%, 2/1/37  2 2
12M USD LIBOR + 1.842%, 2.216%, 1/1/37  3 3
12M USD LIBOR + 2.029%, 2.448%,
11/1/36  2 3
12M USD LIBOR + 2.082%, 2.457%, 2/1/38  11 11
1Y CMT + 2.245%, 2.37%, 1/1/36  7 7
1Y CMT + 2.25%, 2.326%, 10/1/36  2 2
Federal Home Loan Mortgage, CMO,
2.00%, 2/15/40  100 102
Federal Home Loan Mortgage, UMBS
2.00%, 1/1/36 - 9/1/36  460 476
3.00%, 11/1/34  215 230
4.00%, 12/1/49  47 51
4.50%, 5/1/50  45 49
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.715%, 12/1/35  2 2
12M USD LIBOR + 1.568%, 1.841%, 7/1/35  2 1
12M USD LIBOR + 1.59%, 1.926%, 12/1/35  6 6
12M USD LIBOR + 1.604%, 1.927%, 7/1/36  7 7
12M USD LIBOR + 1.655%, 1.905%, 8/1/37  3 3
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  1 1
12M USD LIBOR + 1.78%, 2.155%, 1/1/34  6 6
Par/Shares $ Value
(Amounts in 000s)
12M USD LIBOR + 1.788%, 2.163%, 5/1/38  4 4
12M USD LIBOR + 1.83%, 2.098%, 4/1/38  19 20
12M USD LIBOR + 1.853%, 2.103%, 8/1/38  8 9
12M USD LIBOR + 1.892%, 2.307%,
12/1/35  2 2
12M USD LIBOR + 1.921%, 2.149%, 5/1/38  6 7
12M USD LIBOR + 2.04%, 2.415%, 12/1/36  1 1
Federal National Mortgage Assn., CMO,
4.00%, 6/25/44  45 45
Federal National Mortgage Assn., UMBS
3.00%, 1/1/27  125 132
3.50%, 3/1/28 - 1/1/48  107 114
4.00%, 11/1/49 - 12/1/49  103 110
4.50%, 8/1/24 - 1/1/50  733 800
5.00%, 3/1/23 - 6/1/35  244 277
5.50%, 3/1/22 - 5/1/40  298 344
6.00%, 1/1/22 - 4/1/40  558 656
6.50%, 7/1/32 - 12/1/32  67 78
UMBS, TBA (3)
2.00%, 11/1/51  120 120
2.50%, 10/1/51  70 72
3.00%, 10/1/51  80 84
4.00%, 10/1/51  165 177
4,528
U.S. Government Obligations 0.9%
Government National Mortgage Assn.
3.50%, 2/20/48 - 8/20/51  499 530
4.00%, 10/20/50  53 56
5.00%, 12/20/34 - 11/20/47  342 386
5.50%, 3/20/48 - 3/20/49  67 75
Government National Mortgage Assn., TBA,
3.50%, 11/20/51 (3) 582 612
1,659
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost $5,995) 6,187
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 16.2%
Treasuries 16.2%
U.S. Treasury Notes, 0.125%, 4/30/23  410 409
U.S. Treasury Notes, 0.125%, 5/15/23 (4) 1,425 1,423
U.S. Treasury Notes, 0.125%, 5/31/23  6,540 6,530
U.S. Treasury Notes, 0.125%, 6/30/23  6,680 6,668
U.S. Treasury Notes, 0.125%, 7/15/23  685 684
U.S. Treasury Notes, 0.125%, 7/31/23  1,745 1,741
U.S. Treasury Notes, 0.125%, 8/15/23  1,775 1,771
U.S. Treasury Notes, 0.125%, 8/31/23  6,950 6,932
U.S. Treasury Notes, 0.125%, 10/15/23  2,375 2,367
Total U.S. Government Agency
Obligations (Excluding Mortgage-Backed)
(Cost $28,541) 28,525

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 1.0%
Commercial Paper 0.3%
4(2) 0.3%(5)
AT&T, 0.40%, 12/14/21  540 540
540
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund,
0.05% (6)(7) 1,286 1,286
1,286
Total Short-Term Investments
(Cost $1,826) 1,826
(Amounts in 000s, except for contracts)
Options Purchased 0.0%
OTC Options Purchased 0 .0%
Counterparty Description Contracts
Notional
Amount $ Value
Deutsche Bank
Credit Default
Swap,
Protection
Bought
(Relevant
Credit: Markit
CDX.NA.IG-S36,
5 Year Index,
6/20/26),
Pay 1.00%
Quarterly,
Receive upon
credit default,
10/20/21 @
0.55%* (8) 1 2,650 1
Total Options Purchased (Cost $2) 1
Total Investments in Securities 100.6%
(Cost $175,438) $ 177,246
Other Assets Less Liabilities (0.6)% (1,017)
Net Assets 100.0% $ 176,229
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $74,691 and represents
42.4% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(3) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,065 and represents 0.6% of net assets.
(4) At September 30, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Limited-Term Bond Portfolio

.
(5) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $540 and represents 0.3% of net assets.
(6) Seven-day yield
(7) Affiliated Companies
(8) Non-income producing
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
GO General Obligation
OTC Over-the-counter
PTT Pass-Through Trust
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Limited-Term Bond Portfolio

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Deutsche Bank
Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.
NA.IG-S36, 5 Year Index, 6/20/26), Pay 1.00% Quarterly, Receive
upon credit default, 10/20/21 @ 0.70%* 1 5,350 (1)
Total Options Written (Premiums $(2)) $ (1)

T. ROWE PRICE Limited-Term Bond Portfolio

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Bank of America, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 * 417 (11) (9) (2)
Barclays Bank, Protection Bought (Relevant Credit: Omnicom Group), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 1,250 (29) (26) (3)
Citibank, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/24 * 596 (15) (12) (3)
Goldman Sachs, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 1,220 (32) (25) (7)
Total Bilateral Credit Default Swaps, Protection Bought (72) (15)
Credit Default Swaps, Protection Sold 0.0%
Bank of America, Protection Sold (Relevant Credit: Boeing, Baa2*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/21 2,300 4 3 1
Barclays Bank, Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/22 * 500 5 3 2
Barclays Bank, Protection Sold (Relevant Credit: Enbridge, Baa1*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/23 1,750 20 (42) 62
Barclays Bank, Protection Sold (Relevant Credit: General Electric, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/21 500 1 — 1
Total Bilateral Credit Default Swaps, Protection Sold (36) 66
Total Bilateral Swaps (108) 51
* Credit ratings as of September 30, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Limited-Term Bond Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 39 U.S. Treasury Notes five year contracts 12/21 (4,787) $ 35
Long, 99 U.S. Treasury Notes two year contracts 12/21 21,785 (14)
Short, 6 Ultra U.S. Treasury Notes ten year contracts 12/21 (871) 17
Net payments (receipts) of variation margin to date (39)
Variation margin receivable (payable) on open futures contracts $ (1)

T. ROWE PRICE Limited-Term Bond Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — # $ — $ 1 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government Reserve Fund, 0.05% $ 1,702 ¤ ¤ $ 1,286 ^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $1 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $1,286.

T. ROWE PRICE Limited-Term Bond Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Limited-Term Bond Portfolio  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial

T. ROWE PRICE Limited-Term Bond Portfolio

instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
E303-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 175,419 $ — $ 175,419
Short-Term Investments 1,286 540 — 1,826
Options Purchased — 1 — 1
Total Securities 1,286 175,960 — 177,246
Swaps — 30 — 30
Futures Contracts* 52 — — 52
Total $ 1,338 $ 175,990 $ — $ 177,328
Liabilities
Options Written $ — $ 1 $ — $ 1
Swaps — 87 — 87
Futures Contracts* 14 — — 14
Total $ 14 $ 88 $ — $ 102
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government
Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.